FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Sensitivity Analyses (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Scenario I
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)	25.00%
Scenario II
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in risk assumption (as percent)	50.00%
Scenario III
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)	25.00%
Scenario IV
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk assumption (as percent)	50.00%
Embedded derivatives related to debentures convertible into stock | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	R$ 986,862
Embedded derivatives related to debentures convertible into stock | Scenario I | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	740,147
Embedded derivatives related to debentures convertible into stock | Scenario II | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	493,431
Embedded derivatives related to debentures convertible into stock | Scenario III | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	1,233,578
Embedded derivatives related to debentures convertible into stock | Scenario IV | Electricity supply
Disclosure of nature and extent of risks arising from financial instruments [line items]
Convertible debentures	R$ 1,480,293